CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash equivalents	$ 229,394	$ 6,081
Due From Sponsor	192,493	0
Prepaid expense	34,554	0
Prepaid insurance	85,400	0
Total Current Assets	541,841	6,081
Deferred offering costs	0	587,984
Cash and marketable securities held in Trust Account	174,896,125	0
TOTAL ASSETS	175,437,966	594,065
Current liabilities
Accrued expenses	890,106	60,417
Accrued offering costs	208,270	401,313
Promissory note – related party	0	217,513
Total Current Liabilities	1,098,376	679,243
Deferred underwriting fee payable	12,075,000	0
Total Liabilities	13,173,376	679,243
Class A Ordinary Shares subject to possible redemption, 17,250,000 and 0 shares at redemption value of $10.14 and $0 per share as of June 30, 2026 and December 31,2025, respectively	174,896,125	0
Shareholders' Deficit
Preference shares	0	0
Additional paid-in capital	0	24,425
Accumulated deficit	(12,632,215)	(110,178)
Total Shareholders' Deficit	(12,631,535)	(85,178)
Total Liabilities and Shareholder's Deficit	175,437,966	594,065
Class A Ordinary Shares [Member]
Shareholders' Deficit
Common stock value	105	0
Class B Ordinary Shares [Member]
Shareholders' Deficit
Common stock value	$ 575	$ 575	[1]

[1]	This number includes an aggregate of up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On February 6, 2026, the underwriters exercised their over-allotment option in full to be settled as part of the closing of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 750,000 Founder Shares are no longer subject to forfeiture by the Sponsor (Note 4).